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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital Management, L.P.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                     Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C.,
       general partner of filer
Phone: 214-756-6056

Signature, Place, and Date of Signing:

  /s/ Reid S. Walker         Dallas, Texas              February 11, 2003
  ------------------         ------------------------   -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:           $110,421

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


No.    13F File Number        Name
---    ---------------        ----




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


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACRES GAMING INC      COM         004936100     3,654        690,700  SH            SHARED(2)                               690,700
AGILENT TECHNOLOGY
  INC                 COM         00846U101     3,592        200,000  SH            SOLE(1)                    200,000
AMERICAN CAPITAL
  STRATEGIES          COM         024937104       972         45,000  SH            SHARED(2)                                45,000
AMERIPATH INC         COM         03071D109     5,758        267,815  SH            SHARED(2)                               267,815
ANDRX GROUP           COM         034553107       880         60,000  SH            SHARED(2)                                60,000
ARCH COAL INC         COM         039380100       864         40,000  SH            SOLE(1)                     40,000
BJ SVCS CO            COM         055482103     1,777         55,000  SH            SOLE(1)                     55,000
BEST BUY INC          COM         086516101     1,449         60,000  SH            SOLE(1)                     60,000
BRIO SOFTWARE INC     COM         109704106     5,569      2,302,840  SH            SHARED(2)                             2,302,840
BRISTOL MYERS
  SQUIBB CO           COM         110122108       695         30,000  SH            SOLE(1)                     30,000
CARDINAL HEALTH
  INC                 COM         14149Y108     1,866         30,000  SH            SHARED(2)                                30,000
CEC ENTMT INC         COM         125137109       614         20,000  SH            SHARED(2)                                20,000
CELLSTAR CORP         COM NEW     150925204       233         40,900  SH            SOLE(1)                     40,900
CHESAPEAKE
  ENERGY CORP         COM         165167107       348         45,000  SH            SOLE(1)                     45,000
CHICAGO BRIDGE
  & IRON CO           NY          167250109     1,190         39,400  SH            SOLE(1)                     39,400
  N V                 REGISTRY
                      SH
COMSTOCK RES
  INC                 COM         205768203       457         49,200  SH            SOLE(1)                     49,200
EOG RES INC           COM         26875P101     1,142         28,600  SH            SOLE(1)                     28,600
FMC TECHNOLOGIES
  INC                 COM         30249U101     2,247        110,000  SH            SHARED(2)                               110,000
GAMESTOP CORP         COM         36466R101       784         80,000  SH            SHARED(2)                                80,000
GEMSTAR-TV GUIDE
  INTL INC            COM         36866W106     3,416      1,051,000  SH            SHARED(2)                             1,051,000
HEALTH MGMT SYS
  INC                 COM         42219M100     2,207        613,000  SH            SHARED(2)                               613,000
HI/FN INC             COM         428358105     5,652        977,900  SH            SHARED(2)                               977,900
ICN
  PHARMACEUTICALS
  INC NEW             COM         448924100     3,273        300,000  SH            SHARED(2)                               300,000
  INFOUSA INC NEW     COM         456818301       167         33,678  SH            SOLE(1)                     33,678
INTERGRAPH CORP       COM         458683109     1,421         80,000  SH            SHARED(2)                                80,000
INTERSTATE
  BAKERIES CORP
  DEL                 COM         46072H108     1,373         90,000  SH            SOLE(1)                     90,000
INTERVOICE INC
  NEW                 COM         461142101       490        227,000  SH            SHARED(2)                               227,000
IOMEGA CORP           COM NEW     462030305       393         50,000  SH            SHARED(2)                                50,000
KEY ENERGY SVCS
  INC                 COM         492914106       449         50,000  SH            SOLE(1)                     50,000
KINDER MORGAN
  INC KANS            COM         49455P101     5,673        134,200  SH            SHARED(2)                               134,200
KOPIN CORP            COM         500600101       549        140,000  SH            SHARED(2)                               140,000
LIBERTE INVS
  INC DEL             COM         530154103     1,424        330,500  SH            SOLE(1)                    330,500
MTR GAMING
  GROUP INC           COM         553769100       370         46,440  SH            SHARED(2)                                46,440
MARISA
  CHRISTINA INC       COM         570268102       563        432,800  SH            SHARED(2)                               432,800
MCMORAN
  EXPLORATION CO      COM         582411104       537        105,300  SH            SHARED(2)                               105,300
MEGA BLOKS            COM         58515N105       506         34,000  SH            SHARED(3)                                34,000
MODEM MEDIA           COM         607533106     3,480      1,338,609  SH            SHARED(2)                             1,338,609
MOORE LTD             COM         615785102     1,047        115,000  SH            SOLE(1)                    115,000
OPEN TEXT CORP        COM         683715106       907         39,500  SH            SHARED(2)                                39,500
OPTION CARE INC       COM         683948103       199         25,000  SH            SHARED(3)                                25,000
PRG-SCHULTZ
  INTERNATIONAL
  IN                  COM         69351C107     3,072        345,200  SH            SHARED(2)                               345,200
PARTY CITY CORP       COM         702145103    11,574        964,480  SH            SHARED(2)                               964,480
PATTERSON UTI
  ENERGY INC          COM         703481101     4,827        160,000  SH            SHARED(2)                               160,000
PEAK INTL LTD         ORD         G69586108     4,904      1,294,000  SH            SHARED(2)                             1,294,000
PERVASIVE
  SOFTWARE INC        COM         715710109       655        159,100  SH            SHARED(3)                                159,00
PLAINS EXPL
  & PRODTN CO
  L P                 COM         726505100       119         12,200  SH            SOLE(1)                     12,200
QUICKSILVER
  RESOURCES INC       COM         74837R104     4,374        195,000  SH            SHARED(2)                               195,000
ROCKFORD CORP         COM         77316P101     4,906        832,936  SH            SHARED(2)                               832,936
SHOE CARNIVAL
  INC                 COM         824889109       245         17,500  SH            SHARED(3)                                17,500
SOUNDVIEW
  TECHNOLOGY
  GROUP N             COM         83611Q109     2,933      1,955,155  SH            SHARED(2)                             1,955,155
STAMPS COM INC        COM         852857101       467        100,000  SH            SOLE(1)                    100,000
SYNAGRO
  TECHNOLOGIES
  INC                 COM NEW     871562203     1,795        720,700  SH            SHARED(2)                               720,700
TENET HEALTHCARE
  CORP                COM         88033G100     1,804        110,000  SH            SOLE(1)                                 110,000
TIDEL
  TECHNOLOGIES
  INC                 COM         886368109        23         59,200  SH            SOLE(1)                     59,200
TRIAD HOSPITALS
  INC                 COM         89579K109     2,387         80,000  SH            SHARED(2)                                80,000
TURNSTONE
  SYSTEMS INC         COM         900423104     1,265        468,500  SH            SHARED(2)                               468,500
VYYO INC              COM NEW     918458209       367        144,633  SH            SOLE(1)                    144,633
WEBEX INC             COM         94767L109       383         25,500  SH            SHARED(2)                                25,500


(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. (the general partner of WS Capital Management, L.P.) and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.